Critical Accounting Judgements, Estimates and Assumptions (Details)									1 Months Ended		6 Months Ended		12 Months Ended
	Mar. 13, 2025 USD ($)	Feb. 21, 2025 AUD ($)	Oct. 30, 2024 AUD ($) $ / shares shares	Oct. 30, 2024 USD ($) shares	May 27, 2024 AUD ($)	May 27, 2024	Oct. 31, 2023 AUD ($)	May 05, 2023 AUD ($)	Oct. 31, 2023 AUD ($)	Oct. 31, 2023 USD ($)	Dec. 31, 2024 AUD ($)	Dec. 31, 2023 AUD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)	Jul. 15, 2024 AUD ($)	Feb. 02, 2024	Jan. 03, 2023	Oct. 04, 2022 shares	Sep. 26, 2022 shares	Jun. 30, 2022 AUD ($)	Feb. 28, 2022
Critical Accounting Judgements, Estimates and Assumptions [Line Items]
Current liabilities exceed current assets											$ 1,339,525		$ 3,562,838
Income tax expense											(3,304,359)	$ (1,685,644)	(3,546,195)	$ (3,506,220)
Capital commitments outstanding.											0
Cash balance											3,046,602	126,784	24,522	399,224						$ 162,485
Issuance of convertible notes								$ 1,000,000		$ 1,004,889	1,004,889		250,000
Maturity date							December 31, 2024
Shareholders loans									$ 2,015,687					$ 1,938,287
Maturity date						Dec. 31, 2025	Dec. 31, 2024	Dec. 25, 2025						Dec. 31, 2025
Interest rate					6.00%	6.00%	12.00%	12.00%	12.00%						12.00%	6.00%	12.00%				12.00%
Repaid shareholders loans							$ 2,015,687		$ 2,015,687
Convertible receivable					$ 1								$ 250,000
Annual interest rate						6.00%
Conversion discount rate													22.00%
Additional amount for convertible notes													$ 747,000	$ 248,954
Convertible note issued							$ 1,000,000		$ 1,000,000				1,004,889
Shares issued (in Shares) | shares			1,300,000	1,300,000														20,000	746,268
Price per share (in Dollars per share) | $ / shares			$ 4
Gross proceeds from initial public offering			$ 7,950,000	$ 5,200,000
Borrowings											3,896,328		3,843,599	2,476,705	$ 1,938,287
Convertible notes value								$ 1,000,000
Proceeds from convertible notes													855,834	755,935
May 2023 Convertible Note [Member]
Critical Accounting Judgements, Estimates and Assumptions [Line Items]
Issuance of convertible notes					$ 1,000,000			$ 1,000,000
Going Concern [Member]
Critical Accounting Judgements, Estimates and Assumptions [Line Items]
Income tax expense											$ (3,304,359)	$ 1,702,803
Going Concern 2024 [Member]
Critical Accounting Judgements, Estimates and Assumptions [Line Items]
Current liabilities exceed current assets													3,562,838	373,551
Income tax expense													(3,546,195)	(3,506,220)
Cash balance														399,224
Convertible note issued													$ 1,000,000
Going Concern - 2023 [Member]
Critical Accounting Judgements, Estimates and Assumptions [Line Items]
Current liabilities exceed current assets														373,551
Income tax expense														(3,506,220)
Cash balance														$ 399,224
Subsequent Events [Member]
Critical Accounting Judgements, Estimates and Assumptions [Line Items]
Maturity date		1 July, 2026
Gross proceeds of ordinary shares (in Dollars)	$ 12,000,000
Subsequent Events [Member] | Convertible Notes [Member]
Critical Accounting Judgements, Estimates and Assumptions [Line Items]
Issuance of convertible notes		$ 1,500,000